CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	$ 3,124,413	$ 298,614
Accounts receivable, net of provision for credit losses of $0	1,648,904	705,752
Prepaid expenses and other	913,030	16,039
Current assets:
Payroll and income tax receivable	7,230	967,613
Total current assets	5,693,577	1,988,018
PROPERTY AND EQUIPMENT, NET	1,861	16,740
OTHER ASSETS
Advances to founders	0	1,100,000
Other assets	182,333	0
Operating lease right of use asset	1,104,804	804,338
TOTAL ASSETS	6,982,575	3,909,096
CURRENT LIABILITIES:
Accounts payable - trade	2,908,472	216,718
Advances from founders	1,750,000	600,000
Accrued expenses	200,531	120,662
Current portion of Small Business Loan	0	292,932
Senior Secured Convertible Promissory Note	2,825,366	0
Current portion of operating lease liability	174,876	628,371
Deferred revenue- current portion	4,008,654	4,168,016
Total current liabilities	11,867,899	6,026,699
NON-CURRENT LIABILITIES:
Payable to founders	0	1,100,000
Small Business Loan- non-current	0	131,608
Operating lease liability, net of current portion	943,702	203,769
Warrant liability	667,985	0
Earnout liability	5,133,428	0
Deferred revenue- non-current	4,962,126	4,805,431
Total liabilities	23,575,140	12,267,507
STOCKHOLDERS' DEFICIT:
Preferred stock - no par value, 5,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2023 and 2022	0	0
Common stock - $0.0001 par value, 200,000,000 shares authorized, 22,812,048 and 13,387,344 shares issued and outstanding as of December 31, 2023 and 2022	2,281	1,339
Additional paid-in capital	0	1,964,669
Accumulated deficit	(16,582,038)	(10,314,313)
Accumulated other comprehensive loss	(12,808)	(10,106)
Total stockholders' deficit	(16,592,565)	(8,358,411)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 6,982,575	$ 3,909,096